Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 93.7%
BlackRock Advantage Emerging Markets Fund, Class K	97,030	$884,917
BlackRock Tactical Opportunities Fund, Class K	82,161	1,188,872
Diversified Equity Master Portfolio	$13,451,804	13,451,804
International Tilts Master Portfolio	$4,082,004	4,082,004
iShares Developed Real Estate Index Fund, Class K	94,749	793,048
iShares MSCI Canada ETF(b)	17,542	586,955
iShares MSCI EAFE ETF(b)	2,631	181,329
iShares MSCI EAFE Small-Cap ETF(b)	9,051	511,110
iShares Russell 2000 ETF(b)	418	73,877

		21,753,916

Fixed-Income Funds — 1.4%
BlackRock Diversified Fixed Income Fund	852	7,894
BlackRock High Yield Bond Portfolio, Class K	25,013	167,835
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	150,888
iShares TIPS Bond ETF	70	7,260

		333,877

Security	Shares	Value

Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	1,536,978	$1,537,439
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	2,350,619	2,350,619

		3,888,058

Total Investments — 111.8% (Cost: $25,007,932)		25,975,851

Liabilities in Excess of Other Assets — (11.8)%		(2,748,864)

Net Assets — 100.0%		$23,226,987

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$862,511	$5,317		$—	$—	$17,089	$884,917	97,030	$5,317		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	652,829	884,782	(a)	—	109	(281)	1,537,439	1,536,978	4,325	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	1,488,220	862,399	(a)	—	—	—	2,350,619	2,350,619	82,248		—

BlackRock Diversified Fixed Income Fund	—	8,516		—	—	(622)	7,894	852	166		—

BlackRock High Yield Bond Portfolio, Class K	157,759	8,514		—	—	1,562	167,835	25,013	10,501		—

BlackRock Tactical Opportunities Fund, Class K	755,425	421,326		—	—	12,121	1,188,872	82,161	36,704		—

Diversified Equity Master Portfolio	8,261,583	4,178,727	(a)(c)	—	677,884	333,610	13,451,804	$13,451,804	131,969		—

International Tilts Master Portfolio	2,513,942	1,489,456	(a)(c)	—	122,801	(44,195)	4,082,004	$4,082,004	66,965		—

iShares Developed Real Estate Index Fund, Class K	442,911	527,410		(134,002)	(5,153)	(38,118)	793,048	94,749	10,203		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	146,021	87,914		(76,051)	(5,099)	(1,897)	150,888	1,479	4,928		—

iShares MSCI Canada ETF	462,704	118,147		—	—	6,104	586,955	17,542	4,891		—

iShares MSCI EAFE ETF	216,284	—		(47,113)	7,506	4,652	181,329	2,631	4,321		—

iShares MSCI EAFE Small-Cap ETF	511,200	—		—	—	(90)	511,110	9,051	9,044		—

iShares Russell 2000 ETF	72,882	—		—	—	995	73,877	418	823		—

iShares TIPS Bond ETF	7,451	—		—	—	(191)	7,260	70	144		—

					$798,048	$290,739	$25,975,851		$372,549		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	4	12/15/23	$408	$(10,961)
MSCI Emerging Markets Index	29	12/15/23	1,385	(34,735)
Russell 2000 E-Mini Index	6	12/15/23	540	(15,705)
S&P 500 Micro E-Mini Index	11	12/15/23	238	(8,673)
U.S. Long Bond	3	12/19/23	342	(18,638)

				(88,712)

Short Contracts
Ultra U.S. Treasury Bond	1	12/19/23	119	8,569

				$(80,143)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	348,635	USD	223,219	Goldman Sachs International	12/20/23	$1,538
CAD	306,423	USD	224,724	Morgan Stanley & Co. International PLC	12/20/23	1,156
USD	24,762	EUR	23,000	Barclays Bank PLC	12/20/23	355

						3,049

CAD	34,000	USD	25,241	Goldman Sachs International	12/20/23	(178)

EUR	416,283	USD	448,166	Barclays Bank PLC	12/20/23	(6,437)

USD	18,334	CAD	25,000	Morgan Stanley & Co. International PLC	12/20/23	(94)

						(6,709)

						$(3,660)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	381	$(21,819)	$—	$(21,819)

1-Day SOFR plus 0.30%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	62	(3,553)	—	(3,553)

									$(25,372)	$—	$(25,372)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,220,108	$—	$—	$4,220,108
Fixed-Income Funds	333,877	—	—	333,877
Money Market Funds	3,888,058	—	—	3,888,058

	$8,442,043	$—	$—	8,442,043

Investments Valued at NAV(a)				17,533,808

				$25,975,851

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$3,049	$—	$3,049
Interest Rate Contracts	8,569	—	—	8,569
Liabilities
Equity Contracts	(70,074)	(25,372)	—	(95,446)
Foreign Currency Exchange Contracts	—	(6,709)	—	(6,709)
Interest Rate Contracts	(18,638)	—	—	(18,638)

	$(80,143)	$(29,032)	$—	$(109,175)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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